Segments of Business and Geographic Areas - Narrative (Details) - Segment	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Number of operating segments			3		3
Product categories, percentage of net of sales	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Customer A | Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales					13.00%	14.00%	14.00%